Financial Assets Measured At Amortized Cost	12 Months Ended
Dec. 31, 2021
Categories Of Financial Assets [Abstract]
Financial Assets Measured At Amortized Cost

18. FINANCIAL ASSETS MEASURED AT AMORTIZED COST

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Financial assets measured at amortized cost	29,937	—

Financial assets measured at amortized cost was related to commercial paper issued by a financial institution with principal amount of US$30.0 million, discounted bid yield of 0.5% per annum and one year maturity date as June 1, 2022.